CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock	Common Stock Previously Reported	Additional Paid in Capital	Retained Deficit	Retained Deficit Previously Reported	Total	Noncontrolling Interest
Beginning balance at Dec. 31, 2022	$ (7,256)	$ 53		$ 30,774	$ (38,083)		$ (7,256)
Beginning balance, shares at Dec. 31, 2022		53,440,482
Issuance of shares - options exercised, shares	150,000
Issuance of shares - warrants and options exercised	$ 1,425	$ 3		1,422			1,425
Issuance of shares - warrants and options exercised, shares		2,877,083
Warrants issued	3,838			3,838			3,838
Issuance of shares - share based compensation on RSUs	2,385	$ 2		2,383			2,385
Issuance of shares - share based compensation on RSUs, shares		1,803,992
Issuance of shares - ESPP	527	$ 1		526			527
Issuance of shares - ESPP, shares		804,314
(Loss) income for the period	(20,786)				(21,011)		(21,011)	$ 225
Ending balance at Dec. 31, 2023	(19,867)	$ 59		38,943	(59,094)		(20,092)	225
Ending balance, shares at Dec. 31, 2023		58,925,871
Issuance of shares - share based compensation on RSUs	343	$ 1		342			343
Issuance of shares - share based compensation on RSUs, shares		742,079
(Loss) income for the period	(6,379)				(6,379)		(6,379)
Ending balance at Mar. 31, 2024	(25,903)	$ 60		39,285	(65,473)		(26,128)	225
Ending balance, shares at Mar. 31, 2024		59,667,950
Beginning balance at Dec. 31, 2023	(19,867)	$ 59		38,943	(59,094)		(20,092)	225
Beginning balance, shares at Dec. 31, 2023		58,925,871
Issuance of shares - share based compensation on RSUs	1,622	$ 1		1,621			1,622
Issuance of shares - share based compensation on RSUs, shares		2,080,648
Issuance of shares - ESPP	387			387			387
Issuance of shares - ESPP, shares		752,208
Dividends declared to noncontrolling interest	(225)							(225)
(Loss) income for the period	(11,385)				(11,472)		(11,472)	87
Ending balance at Dec. 31, 2024	(29,468)	$ 62	$ 60	40,951	(70,568)	$ (70,566)	(29,555)	87
Ending balance, shares at Dec. 31, 2024		61,758,727
Issuance of shares - options exercised	$ 12			12			12
Issuance of shares - options exercised, shares	50,000	50,000
Issuance of shares - share based compensation on RSUs	$ 536	$ 2		534			536
Issuance of shares - share based compensation on RSUs, shares		1,876,109
Issuance of shares - ESPP	3			3			3
Issuance of shares - ESPP, shares		5,496
(Loss) income for the period	526				154		154	372
Ending balance at Mar. 31, 2025	$ (28,391)	$ 64		$ 41,500	$ (70,414)		$ (28,850)	$ 459
Ending balance, shares at Mar. 31, 2025		63,690,332